Ordinary Shares and Equity Incentive Plan - Schedule of Ordinary Shares Reserved for Issuance (Details) - shares	Dec. 31, 2025	Dec. 31, 2024	Jul. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total ordinary shares reserved (in shares)	35,918,966	40,808,751
2013 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total ordinary shares reserved (in shares)			0
2013 Equity Incentive Plan | Options and RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total ordinary shares reserved (in shares)	9,590,835	12,892,506
2021 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total ordinary shares reserved (in shares)	12,733,513	12,928,337	13,951,037
2021 Equity Incentive Plan | Options and RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total ordinary shares reserved (in shares)	13,095,118	14,488,408
Warrants To Purchase Ordinary Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total ordinary shares reserved (in shares)	499,500	499,500